Schedule of Investments (unaudited)	iShares® Morningstar Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Axon Enterprise Inc.(a)	6,625	$927,036
HEICO Corp.	4,268	582,112
HEICO Corp., Class A	7,538	826,919
Howmet Aerospace Inc.	38,803	1,206,385
Huntington Ingalls Industries Inc.	1,684	315,245
Textron Inc.	15,277	1,039,753
TransDigm Group Inc.(a)	5,279	3,252,867
Woodward Inc.	4,044	445,932
		8,596,249
Air Freight & Logistics — 0.3%
CH Robinson Worldwide Inc.	4,617	483,169
Expeditors International of Washington Inc.	9,780	1,119,615
GXO Logistics Inc.(a)	6,478	526,078
United Parcel Service Inc., Class B	20,052	4,054,715
		6,183,577
Auto Components — 0.1%
Aptiv PLC(a)	11,666	1,593,343
Gentex Corp.	11,248	353,187
Lear Corp.	3,291	550,650
		2,497,180
Automobiles — 3.8%
Tesla Inc.(a)	82,096	76,900,965

Banks — 0.5%
First Republic Bank/CA	12,906	2,240,353
PNC Financial Services Group Inc. (The)	16,660	3,431,793
Regions Financial Corp.	45,954	1,054,185
Signature Bank/New York NY	3,667	1,117,078
SVB Financial Group(a)	3,755	2,192,545
Western Alliance Bancorp	5,538	549,314
		10,585,268
Beverages — 0.2%
Brown-Forman Corp., Class A	5,634	352,914
Brown-Forman Corp., Class B, NVS	18,441	1,243,477
Monster Beverage Corp.(a)	21,563	1,869,943
		3,466,334
Biotechnology — 0.8%
Alnylam Pharmaceuticals Inc.(a)	12,066	1,660,282
BioMarin Pharmaceutical Inc.(a)	18,529	1,642,225
Bridgebio Pharma Inc.(a)(b)	10,839	106,981
Exact Sciences Corp.(a)	17,393	1,328,129
Horizon Therapeutics PLC(a)	22,892	2,136,510
Incyte Corp.(a)	18,946	1,408,256
Intellia Therapeutics Inc.(a)	6,988	660,855
Mirati Therapeutics Inc.(a)	3,221	384,265
Natera Inc.(a)	8,883	627,584
Neurocrine Biosciences Inc.(a)	9,569	756,142
Novavax Inc.(a)	3,488	326,826
Seagen Inc.(a)	13,470	1,811,850
Vertex Pharmaceuticals Inc.(a)	14,592	3,546,586
		16,396,491
Building Products — 0.5%
A O Smith Corp.	7,611	581,633
Advanced Drainage Systems Inc.	5,682	642,577
Allegion PLC	4,747	582,599
Carlisle Companies Inc.	3,227	721,041
Carrier Global Corp.	22,775	1,085,912
Security	Shares	Value

Building Products (continued)
Fortune Brands Home & Security Inc.	6,823	$642,522
Johnson Controls International PLC	24,562	1,784,921
Lennox International Inc.	2,046	580,287
Masco Corp.	12,768	808,597
Owens Corning	4,447	394,449
Trane Technologies PLC	10,265	1,776,871
Trex Co. Inc.(a)(b)	11,616	1,062,516
		10,663,925
Capital Markets — 2.0%
Ares Management Corp., Class A	16,921	1,348,942
Blackstone Inc., NVS	38,491	5,079,657
Carlyle Group Inc. (The)	14,030	716,232
Charles Schwab Corp. (The)	84,343	7,396,881
Coinbase Global Inc., Class A(a)(b)	2,975	565,696
FactSet Research Systems Inc.	3,801	1,603,604
Intercontinental Exchange Inc.	19,503	2,470,250
KKR & Co. Inc.	17,756	1,263,517
LPL Financial Holdings Inc.	8,090	1,394,069
MarketAxess Holdings Inc.	3,840	1,322,803
Moody's Corp.	9,631	3,303,433
Morningstar Inc.	2,391	687,197
MSCI Inc.	8,326	4,463,735
Nasdaq Inc.	7,553	1,353,573
Raymond James Financial Inc.	10,301	1,090,567
S&P Global Inc.	10,797	4,483,131
SEI Investments Co.	4,920	288,361
Tradeweb Markets Inc., Class A	10,612	899,579
		39,731,227
Chemicals — 1.0%
Air Products and Chemicals Inc.	5,096	1,437,683
Albemarle Corp.	11,807	2,606,277
Axalta Coating Systems Ltd.(a)	11,475	339,775
Celanese Corp.	5,864	913,083
Corteva Inc.	38,015	1,827,761
Ecolab Inc.	9,929	1,881,049
Linde PLC	16,126	5,139,034
Olin Corp.	7,356	372,729
PPG Industries Inc.	10,274	1,604,799
RPM International Inc.	4,150	367,731
Scotts Miracle-Gro Co. (The)	2,020	305,424
Sherwin-Williams Co. (The)	8,060	2,309,271
Westlake Chemical Corp.	1,884	185,857
		19,290,473
Commercial Services & Supplies — 0.5%
Cintas Corp.	3,439	1,346,472
Copart Inc.(a)	21,535	2,783,399
IAA Inc.(a)	8,506	390,681
Republic Services Inc.	10,026	1,279,919
Rollins Inc.	22,843	704,706
Tetra Tech Inc.	5,455	759,281
Waste Management Inc.	14,652	2,204,247
		9,468,705
Communications Equipment — 0.3%
Arista Networks Inc.(a)	22,635	2,813,757
Ciena Corp.(a)	6,695	443,945
F5 Inc.(a)	2,790	579,260
Motorola Solutions Inc.	8,938	2,073,080
		5,910,042

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.1%
AECOM	7,639	$528,084
Quanta Services Inc.	6,725	690,792
		1,218,876
Construction Materials — 0.2%
Martin Marietta Materials Inc.	4,030	1,568,153
Vulcan Materials Co.	13,390	2,548,251
		4,116,404
Consumer Finance — 0.5%
Ally Financial Inc.	16,020	764,475
American Express Co.	30,387	5,464,190
Credit Acceptance Corp.(a)	561	302,693
Discover Financial Services	12,564	1,454,283
SoFi Technologies Inc.(a)(b)	65,144	812,997
Upstart Holdings Inc.(a)(b)	4,963	541,017
		9,339,655
Containers & Packaging — 0.2%
AptarGroup Inc.	2,668	312,956
Avery Dennison Corp.	5,797	1,190,820
Ball Corp.	22,648	2,199,121
		3,702,897
Distributors — 0.1%
LKQ Corp.	14,064	771,973
Pool Corp.	4,041	1,924,526
		2,696,499
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	6,091	782,145
Chegg Inc.(a)	14,625	387,124
Service Corp. International	7,760	478,947
		1,648,216
Diversified Financial Services — 1.2%
Apollo Global Management Inc.	26,451	1,851,570
Berkshire Hathaway Inc., Class B(a)	70,093	21,940,511
Voya Financial Inc.	5,336	362,634
		24,154,715
Electric Utilities — 0.0%
NRG Energy Inc.	10,659	425,614

Electrical Equipment — 0.4%
AMETEK Inc.	12,897	1,763,923
Generac Holdings Inc.(a)	6,371	1,799,043
Hubbell Inc.	1,918	359,222
Plug Power Inc.(a)(b)	31,421	687,177
Rockwell Automation Inc.	7,899	2,284,549
Sunrun Inc.(a)(b)	13,996	362,916
Vertiv Holdings Co.	30,598	638,274
		7,895,104
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	26,727	2,127,202
CDW Corp./DE	8,369	1,582,159
Cognex Corp.	17,842	1,185,779
Corning Inc.	35,571	1,495,405
IPG Photonics Corp.(a)(b)	3,615	558,409
Keysight Technologies Inc.(a)	18,591	3,138,533
Teledyne Technologies Inc.(a)	4,704	1,982,407
Trimble Inc.(a)	25,333	1,828,029
Zebra Technologies Corp., Class A(a)	5,391	2,744,666
		16,642,589
Security	Shares	Value

Energy Equipment & Services — 0.1%
Baker Hughes Co.	41,765	$1,146,032
Halliburton Co.	50,125	1,540,842
		2,686,874
Entertainment — 2.7%
Activision Blizzard Inc.	29,711	2,347,466
AMC Entertainment Holdings Inc., Class A(a)	22,332	358,652
Electronic Arts Inc.	8,923	1,183,725
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,485	81,378
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	13,361	804,733
Live Nation Entertainment Inc.(a)	4,216	461,694
Netflix Inc.(a)	44,709	19,097,002
Playtika Holding Corp.(a)(b)	4,972	84,673
Roku Inc.(a)(b)	11,882	1,949,242
Take-Two Interactive Software Inc.(a)	8,329	1,360,459
Walt Disney Co. (The)(a)	183,391	26,219,412
Zynga Inc., Class A(a)	53,610	486,243
		54,434,679
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities Inc.	8,029	1,564,370
American Homes 4 Rent, Class A	18,124	709,192
American Tower Corp.	25,106	6,314,159
Americold Realty Trust	11,038	314,031
AvalonBay Communities Inc.	4,619	1,128,098
Camden Property Trust	4,464	714,642
Crown Castle International Corp.	20,508	3,742,915
CubeSmart	12,824	650,690
CyrusOne Inc.	12,806	1,150,619
Digital Realty Trust Inc.	10,481	1,564,080
Duke Realty Corp.	38,440	2,221,063
Equinix Inc.	5,729	4,152,952
Equity LifeStyle Properties Inc.	10,769	843,105
Equity Residential	11,883	1,054,379
Essex Property Trust Inc.	2,386	793,345
Extra Space Storage Inc.	8,172	1,619,609
Federal Realty Investment Trust	3,273	417,275
Healthpeak Properties Inc.	17,218	609,001
Host Hotels & Resorts Inc.(a)	25,288	438,494
Invitation Homes Inc.	60,223	2,528,162
Kilroy Realty Corp.	5,847	374,208
Lamar Advertising Co., Class A	2,965	328,403
Life Storage Inc.	4,996	674,210
Mid-America Apartment Communities Inc.	5,555	1,148,107
Prologis Inc.	27,590	4,326,664
Public Storage	4,523	1,621,631
Realty Income Corp.	20,012	1,389,033
Regency Centers Corp.	5,684	407,827
Rexford Industrial Realty Inc.	15,286	1,118,477
SBA Communications Corp.	10,976	3,572,029
STORE Capital Corp.	7,695	244,008
Sun Communities Inc.	11,704	2,211,588
UDR Inc.	12,519	711,580
Vornado Realty Trust	5,550	227,606
Welltower Inc.	14,823	1,284,116
		52,169,668
Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	15,824	7,993,177

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 0.2%
Darling Ingredients Inc.(a)	7,192	$458,634
Hershey Co. (The)	7,854	1,547,788
Lamb Weston Holdings Inc.	6,420	412,228
McCormick & Co. Inc./MD, NVS	10,113	1,014,435
		3,433,085
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	81,240	10,354,850
ABIOMED Inc.(a)	4,597	1,360,114
Align Technology Inc.(a)	7,401	3,663,199
Baxter International Inc.	21,853	1,867,120
Boston Scientific Corp.(a)	41,107	1,763,490
Cooper Companies Inc. (The)	4,977	1,982,339
DENTSPLY SIRONA Inc.	12,950	691,789
Dexcom Inc.(a)	9,780	4,210,094
Edwards Lifesciences Corp.(a)	63,011	6,880,801
Hologic Inc.(a)	15,150	1,064,136
IDEXX Laboratories Inc.(a)	8,556	4,340,459
Insulet Corp.(a)	6,963	1,726,824
Intuitive Surgical Inc.(a)	36,031	10,239,290
Masimo Corp.(a)	5,131	1,128,153
Novocure Ltd.(a)	9,006	618,262
Penumbra Inc.(a)	3,541	800,301
ResMed Inc.	14,705	3,361,563
STERIS PLC	10,099	2,266,216
Stryker Corp.	10,549	2,616,680
Tandem Diabetes Care Inc.(a)	6,416	757,794
Teleflex Inc.	4,724	1,465,338
Zimmer Biomet Holdings Inc.	8,652	1,064,369
		64,223,181
Health Care Providers & Services — 0.1%
agilon health Inc.(a)(b)	4,764	78,987
Chemed Corp.	812	380,755
Guardant Health Inc.(a)	10,255	713,235
Molina Healthcare Inc.(a)	3,415	991,989
Oak Street Health Inc.(a)(b)	14,101	245,076
		2,410,042
Health Care Technology — 0.2%
Cerner Corp.	12,583	1,147,570
Teladoc Health Inc.(a)	6,224	477,443
Veeva Systems Inc., Class A(a)	13,990	3,309,194
		4,934,207
Hotels, Restaurants & Leisure — 2.6%
Airbnb Inc., Class A(a)(b)	34,999	5,388,796
Booking Holdings Inc.(a)	4,141	10,170,834
Caesars Entertainment Inc.(a)	21,574	1,642,644
Chipotle Mexican Grill Inc.(a)	2,835	4,211,619
Churchill Downs Inc.	3,470	729,741
Darden Restaurants Inc.	4,217	589,832
Domino's Pizza Inc.	3,672	1,669,475
DraftKings Inc., Class A(a)(b)	33,631	742,909
Hilton Worldwide Holdings Inc.(a)	28,125	4,081,219
Marriott International Inc./MD, Class A(a)	27,607	4,448,040
McDonald's Corp.	31,403	8,147,508
MGM Resorts International	15,093	644,773
Penn National Gaming Inc.(a)	16,767	764,743
Starbucks Corp.	59,540	5,853,973
Vail Resorts Inc.	4,078	1,130,014
Yum! Brands Inc.	20,616	2,580,504
		52,796,624
Security	Shares	Value

Household Durables — 0.3%
DR Horton Inc.	17,778	$1,586,153
Garmin Ltd.	8,437	1,049,731
NVR Inc.(a)	181	964,227
Tempur Sealy International Inc.	19,448	774,225
TopBuild Corp.(a)(b)	3,327	774,027
		5,148,363
Household Products — 0.1%
Church & Dwight Co. Inc.	12,419	1,274,810

Industrial Conglomerates — 0.1%
Roper Technologies Inc.	4,755	2,078,696

Insurance — 0.7%
Alleghany Corp.(a)	703	466,792
Aon PLC, Class A	8,888	2,456,999
Arch Capital Group Ltd.(a)	18,975	878,922
Arthur J Gallagher & Co.	13,377	2,112,763
Brown & Brown Inc.	23,661	1,568,251
Cincinnati Financial Corp.	8,487	1,000,023
Erie Indemnity Co., Class A, NVS	1,365	251,297
Everest Re Group Ltd.	1,835	520,039
First American Financial Corp.	4,673	348,185
Marsh & McLennan Companies Inc.	22,027	3,384,228
W R Berkley Corp.	8,916	753,402
Willis Towers Watson PLC.	5,647	1,321,172
		15,062,073
Interactive Media & Services — 10.9%
Alphabet Inc., Class A(a)	30,361	82,158,991
Alphabet Inc., Class C, NVS(a)	28,216	76,577,378
IAC/InterActiveCorp.(a)	4,563	623,032
Match Group Inc.(a)(b)	11,250	1,267,875
Meta Platforms Inc, Class A(a)	155,643	48,756,726
Pinterest Inc., Class A(a)	56,789	1,678,683
Snap Inc., Class A, NVS(a)	108,073	3,516,695
Twitter Inc.(a)	51,672	1,938,217
ZoomInfo Technologies Inc.(a)	30,525	1,613,551
		218,131,148
Internet & Direct Marketing Retail — 7.1%
Amazon.com Inc.(a)	44,021	131,687,501
Chewy Inc., Class A(a)(b)	8,932	425,252
DoorDash Inc., Class A(a)(b)	11,726	1,330,784
Etsy Inc.(a)	12,792	2,009,367
MercadoLibre Inc.(a)(b)	4,681	5,299,173
Wayfair Inc., Class A(a)(b)	7,867	1,226,623
		141,978,700
IT Services — 6.5%
Accenture PLC, Class A	25,543	9,031,494
Affirm Holdings Inc.(a)(b)	14,758	945,545
Akamai Technologies Inc.(a)	6,889	789,135
Automatic Data Processing Inc.	14,889	3,069,665
Block Inc.(a)(b)	49,702	6,078,058
Broadridge Financial Solutions Inc.	8,101	1,289,841
Cloudflare Inc., Class A(a)	27,639	2,664,400
Concentrix Corp.	2,958	594,528
DigitalOcean Holdings Inc.(a)	1,761	100,976
EPAM Systems Inc.(a)	5,727	2,726,854
FleetCor Technologies Inc.(a)	4,039	962,332
Gartner Inc.(a)	8,305	2,440,757
Genpact Ltd.	9,363	465,809
Global Payments Inc.	9,713	1,455,784

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
GoDaddy Inc., Class A(a)	16,776	$1,270,111
Jack Henry & Associates Inc.	4,016	673,925
Mastercard Inc., Class A	87,548	33,826,796
MongoDB Inc.(a)	6,677	2,704,920
Okta Inc.(a)(b)	14,899	2,948,363
Paychex Inc.	8,946	1,053,481
PayPal Holdings Inc.(a)	118,579	20,388,473
Snowflake Inc., Class A(a)	23,382	6,451,094
Thoughtworks Holding Inc.(a)	3,695	79,147
Twilio Inc., Class A(a)	16,995	3,503,009
VeriSign Inc.(a)	9,751	2,117,722
Visa Inc., Class A	97,458	22,042,076
		129,674,295
Leisure Products — 0.1%
Brunswick Corp./DE	3,729	338,556
Hasbro Inc.	7,550	698,224
Mattel Inc.(a)	11,519	240,978
Peloton Interactive Inc., Class A(a)	30,081	822,114
YETI Holdings Inc.(a)	8,849	580,317
		2,680,189
Life Sciences Tools & Services — 3.0%
10X Genomics Inc., Class A(a)	9,243	889,824
Agilent Technologies Inc.	18,749	2,612,111
Avantor Inc.(a)	61,504	2,295,944
Bio-Rad Laboratories Inc., Class A(a)	2,176	1,305,012
Bio-Techne Corp.	3,970	1,494,348
Bruker Corp.	10,250	682,650
Charles River Laboratories International Inc.(a)	5,096	1,680,457
Danaher Corp.	64,184	18,343,145
Illumina Inc.(a)	15,769	5,500,543
IQVIA Holdings Inc.(a)	10,992	2,691,941
Mettler-Toledo International Inc.(a)	2,317	3,412,199
PerkinElmer Inc.(b)	5,602	964,496
Repligen Corp.(a)	5,194	1,030,178
Syneos Health Inc.(a)	4,296	389,046
Thermo Fisher Scientific Inc.	19,259	11,195,257
Waters Corp.(a)	6,160	1,971,939
West Pharmaceutical Services Inc.	7,478	2,940,499
		59,399,589
Machinery — 1.5%
AGCO Corp.	3,005	352,186
Caterpillar Inc.	17,157	3,458,165
Deere & Co.	16,220	6,105,208
Donaldson Co. Inc.	5,292	294,553
Dover Corp.	8,080	1,372,873
Fortive Corp.	20,778	1,465,680
Graco Inc.	17,151	1,244,477
IDEX Corp.	7,678	1,654,148
Illinois Tool Works Inc.	7,244	1,694,516
Ingersoll Rand Inc.	27,558	1,549,035
ITT Inc.	5,950	546,924
Lincoln Electric Holdings Inc.	2,922	373,548
Middleby Corp. (The)(a)	3,008	557,082
Nordson Corp.	5,453	1,268,041
Otis Worldwide Corp.	21,153	1,807,101
PACCAR Inc.	14,810	1,377,182
Parker-Hannifin Corp.	5,007	1,552,220
Pentair PLC	10,791	687,387
Stanley Black & Decker Inc.	5,413	945,380
Security	Shares	Value

Machinery (continued)
Toro Co. (The)	6,997	$675,770
Xylem Inc./NY	18,201	1,911,469
		30,892,945
Media — 0.4%
Cable One Inc.	304	469,598
Charter Communications Inc., Class A(a)(b)	7,314	4,339,689
Liberty Broadband Corp., Class A(a)	2,261	330,897
Liberty Broadband Corp., Class C, NVS(a)	14,281	2,119,443
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	4,468	206,645
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	9,043	420,771
New York Times Co. (The), Class A	16,867	675,186
Sirius XM Holdings Inc.(b)	38,360	243,970
		8,806,199
Metals & Mining — 0.2%
Freeport-McMoRan Inc.	72,898	2,713,263
Nucor Corp.	13,882	1,407,635
Southern Copper Corp.	1,937	123,755
		4,244,653
Multiline Retail — 0.2%
Target Corp.	20,281	4,470,541

Oil, Gas & Consumable Fuels — 0.4%
Cheniere Energy Inc.	23,797	2,662,884
Hess Corp.	12,133	1,119,755
Occidental Petroleum Corp.	37,208	1,401,626
Targa Resources Corp.	12,766	754,215
Texas Pacific Land Corp.	626	672,950
Valero Energy Corp.	13,631	1,130,964
		7,742,394
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	14,832	4,624,469
Olaplex Holdings Inc.(a)	7,191	157,052
		4,781,521
Pharmaceuticals — 1.2%
Catalent Inc.(a)	17,277	1,795,599
Elanco Animal Health Inc.(a)	47,750	1,243,410
Eli Lilly & Co.	50,493	12,390,477
Zoetis Inc.	47,753	9,540,572
		24,970,058
Professional Services — 0.8%
Booz Allen Hamilton Holding Corp.	4,725	362,549
Clarivate PLC(a)(b)	22,027	362,565
CoStar Group Inc.(a)	39,853	2,796,087
Dun & Bradstreet Holdings Inc.(a)	5,165	103,610
Equifax Inc.	12,312	2,951,925
IHS Markit Ltd.	16,380	1,913,020
Jacobs Engineering Group Inc.	5,118	666,261
Robert Half International Inc.	7,528	852,621
TransUnion	19,340	1,994,341
Verisk Analytics Inc.	16,269	3,190,839
		15,193,818
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	15,703	1,591,342
Opendoor Technologies Inc.(a)(b)	38,952	386,793
Zillow Group Inc., Class A(a)(b)	3,573	178,150
Zillow Group Inc., Class C, NVS(a)(b)	17,192	867,852
		3,024,137

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.9%
AMERCO	576	$350,755
Avis Budget Group Inc.(a)	2,017	355,355
CSX Corp.	55,163	1,887,678
JB Hunt Transport Services Inc.	8,476	1,631,969
Knight-Swift Transportation Holdings Inc.	7,011	396,682
Lyft Inc., Class A(a)	29,836	1,149,283
Norfolk Southern Corp.	5,870	1,596,581
Old Dominion Freight Line Inc.	9,404	2,839,350
Saia Inc.(a)	2,661	756,469
Uber Technologies Inc.(a)	168,388	6,297,711
XPO Logistics Inc.(a)	3,117	206,252
		17,468,085
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices Inc.(a)	121,870	13,923,647
Analog Devices Inc.	16,651	2,730,264
Applied Materials Inc.	54,690	7,557,064
Azenta Inc.	7,505	632,972
Broadcom Inc.	13,437	7,872,470
Enphase Energy Inc.(a)	13,616	1,912,640
Entegris Inc.	13,678	1,639,172
First Solar Inc.(a)(b)	4,305	337,426
KLA Corp.	8,041	3,130,120
Lam Research Corp.	5,961	3,516,513
Lattice Semiconductor Corp.(a)	13,825	763,416
Marvell Technology Inc.	83,120	5,934,768
Microchip Technology Inc.	14,758	1,143,450
MKS Instruments Inc.	3,267	507,463
Monolithic Power Systems Inc.	4,374	1,762,416
NVIDIA Corp.	252,305	61,779,402
NXP Semiconductors NV	14,175	2,912,112
ON Semiconductor Corp.(a)(b)	43,486	2,565,674
Qorvo Inc.(a)	6,478	889,300
QUALCOMM Inc.	61,039	10,728,215
Skyworks Solutions Inc.	11,852	1,736,555
SolarEdge Technologies Inc.(a)	5,296	1,261,613
Teradyne Inc.	16,447	1,931,371
Texas Instruments Inc.	23,718	4,257,144
Universal Display Corp.	4,377	671,913
Wolfspeed Inc.(a)	4,875	459,420
Xilinx Inc.	11,881	2,299,568
		144,856,088
Software — 20.0%
Adobe Inc.(a)	48,017	25,655,483
Anaplan Inc.(a)	14,752	712,227
ANSYS Inc.(a)	8,809	2,995,148
AppLovin Corp., Class A(a)(b)	2,747	176,962
Asana Inc., Class A(a)	8,164	428,447
Aspen Technology Inc.(a)	6,753	1,014,030
Autodesk Inc.(a)(b)	22,187	5,542,091
Avalara Inc.(a)(b)	8,774	961,806
Bentley Systems Inc., Class B	18,582	746,439
Bill.com Holdings Inc.(a)	9,211	1,733,602
Black Knight Inc.(a)	9,011	672,221
Cadence Design Systems Inc.(a)	18,109	2,755,103
Ceridian HCM Holding Inc.(a)	13,748	1,042,373
Citrix Systems Inc.	4,542	463,011
Coupa Software Inc.(a)	7,475	1,003,668
Crowdstrike Holdings Inc., Class A(a)	20,770	3,751,893
Datadog Inc., Class A(a)	25,958	3,792,723
Security	Shares	Value

Software (continued)
Digital Turbine Inc.(a)	8,878	$391,964
DocuSign Inc.(a)	19,855	2,497,163
Dropbox Inc., Class A(a)	27,761	687,085
Dynatrace Inc.(a)(b)	19,853	1,089,136
Elastic NV(a)	7,243	675,410
Fair Isaac Corp.(a)	2,754	1,363,202
Five9 Inc.(a)	6,869	863,433
Fortinet Inc.(a)	13,698	4,071,594
Guidewire Software Inc.(a)	3,854	388,637
HubSpot Inc.(a)	4,534	2,216,219
Intuit Inc.	28,581	15,869,029
Manhattan Associates Inc.(a)	6,390	855,429
Microsoft Corp.	757,724	235,637,009
Nuance Communications Inc.(a)	28,765	1,589,266
Oracle Corp.	40,443	3,282,354
Palantir Technologies Inc., Class A(a)(b)	161,630	2,215,947
Palo Alto Networks Inc.(a)	9,893	5,118,638
Paycom Software Inc.(a)	4,857	1,628,552
Paylocity Holding Corp.(a)	4,004	816,736
Pegasystems Inc.	4,118	408,588
PTC Inc.(a)	10,665	1,239,913
RingCentral Inc., Class A(a)	8,292	1,463,455
salesforce.com Inc.(a)	98,804	22,984,775
ServiceNow Inc.(a)	20,079	11,761,877
Smartsheet Inc., Class A(a)	12,709	790,754
Splunk Inc.(a)(b)	16,308	2,020,887
SS&C Technologies Holdings Inc.	9,291	742,072
Synopsys Inc.(a)	15,390	4,778,595
Trade Desk Inc. (The), Class A(a)(b)	44,014	3,060,734
Tyler Technologies Inc.(a)	4,132	1,957,742
UiPath Inc., Class A(a)	26,107	953,689
Unity Software Inc.(a)	16,167	1,699,960
VMware Inc., Class A	13,297	1,708,399
Workday Inc., Class A(a)	19,279	4,877,780
Zendesk Inc.(a)(b)	12,198	1,201,625
Zoom Video Communications Inc., Class A(a)	21,872	3,374,412
Zscaler Inc.(a)	7,980	2,051,738
		401,781,025
Specialty Retail — 1.6%
Advance Auto Parts Inc.	2,725	630,865
AutoZone Inc.(a)	904	1,795,661
Bath & Body Works Inc.	17,486	980,440
Burlington Stores Inc.(a)(b)	6,733	1,595,250
CarMax Inc.(a)	9,578	1,064,786
Carvana Co., Class A(a)	8,638	1,399,874
Five Below Inc.(a)	5,656	927,584
Floor & Decor Holdings Inc., Class A(a)	10,660	1,158,955
GameStop Corp., Class A(a)(b)	2,581	281,148
Home Depot Inc. (The)	27,458	10,076,537
Lithia Motors Inc.	1,589	464,195
O'Reilly Automotive Inc.(a)	1,571	1,023,899
RH(a)(b)	1,749	704,532
Ross Stores Inc.	15,663	1,531,058
TJX Companies Inc. (The)	65,794	4,735,194
Tractor Supply Co.	7,092	1,548,255
Ulta Beauty Inc.(a)	5,485	1,995,114
Williams-Sonoma Inc.	3,230	518,544
		32,431,891

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	949,023	$165,870,240
NetApp Inc.	9,604	830,842
		166,701,082
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(a)	5,443	326,961
Crocs Inc.(a)	5,935	609,050
Deckers Outdoor Corp.(a)	2,776	888,958
Lululemon Athletica Inc.(a)	11,926	3,980,422
Nike Inc., Class B	128,959	19,094,959
Under Armour Inc., Class A(a)	6,493	122,263
Under Armour Inc., Class C, NVS(a)(b)	7,408	118,454
VF Corp.	32,905	2,145,735
		27,286,802
Trading Companies & Distributors — 0.3%
Fastenal Co.	29,024	1,645,080
SiteOne Landscape Supply Inc.(a)	4,515	813,242
United Rentals Inc.(a)	4,192	1,341,943
Watsco Inc.	1,833	517,932
WW Grainger Inc.	2,159	1,068,943
		5,387,140
Water Utilities — 0.1%
American Water Works Co. Inc.	9,593	1,542,554
Essential Utilities Inc.	12,471	607,837
		2,150,391

Total Common Stocks — 99.8%
(Cost: $1,541,202,140)		2,004,229,175
Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	44,465,164	$44,478,503
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,627,000	2,627,000
		47,105,503

Total Short-Term Investments — 2.4%
(Cost: $47,105,503)		47,105,503

Total Investments in Securities — 102.2%
(Cost: $1,588,307,643)		2,051,334,678

Other Assets, Less Liabilities — (2.2)%		(43,900,938)

Net Assets—100.0%		$2,007,433,740

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,338,813	$25,147,984	(a)	$—		$(8,294)	$—	$44,478,503	44,465,164	$38,543	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,067,000	—		(440,000	)(a)	—	—	2,627,000	2,627,000	148		—
						$(8,294)	$—	$47,105,503		$38,691		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
January 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Communication Services Select Sector Index	2	03/18/22	$193	$(6,524)
NASDAQ 100 E-Mini Index	9	03/18/22	2,683	(182,283)
				$(188,807)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,004,229,175	$—	$—	$2,004,229,175
Money Market Funds	47,105,503	—	—	47,105,503
	$2,051,334,678	$—	$—	$2,051,334,678
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(188,807)	$—	$—	$(188,807)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares